UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09835

Capital Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Capital Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.1%
Security	Shares	Value
Auto Components — 0.3%
Spartan Motors, Inc.	18,000	$306,360
		$306,360
Biotechnology — 5.0%
Celgene Corp.(1)	31,300	$1,794,429
Cephalon, Inc.(1)(2)	27,200	2,186,608
Genzyme Corp.(1)	20,000	1,288,000
Gilead Sciences, Inc.(1)	12,000	465,240
		$5,734,277
Capital Markets — 1.6%
Blackstone Group LP(1)(2)	16,807	$491,941
FCStone Group, Inc.(1)(2)	5,161	295,777
LYXOR ETF CAC 40	12,000	1,005,295
		$1,793,013
Commercial Banks — 0.5%
National Bank of Greece SA ADR(2)	46,000	$527,160
		$527,160
Communications Equipment — 10.0%
CommScope, Inc.(1)	63,000	$3,676,050
Research in Motion, Ltd.(1)	26,268	5,253,337
Riverbed Technology, Inc.(1)(2)	58,000	2,541,560
		$11,470,947
Computer Peripherals — 1.7%
Apple, Inc.(1)	9,600	$1,171,584
Brocade Communications Systems, Inc.(1)	94,000	735,080
		$1,906,664
Construction & Engineering — 7.5%
Fluor Corp.	15,700	$1,748,509
Foster Wheeler, Ltd.(1)	63,900	6,836,661
		$8,585,170
Containers & Packaging — 1.8%
Owens-Illinois, Inc.(1)	60,000	$2,100,000
		$2,100,000

Security	Shares	Value
Diversified Consumer Services — 2.6%
Apollo Group, Inc., Class A(1)	28,000	$1,636,040
DeVry, Inc.	38,300	1,302,966
		$2,939,006
Diversified Telecommunication Services — 0.0%
BigBand Networks, Inc.(1)(2)	595	$7,800
		$7,800
Electrical Equipment — 0.7%
General Cable Corp.(1)	10,000	$757,500
		$757,500
Energy Equipment & Services — 1.3%
Diamond Offshore Drilling, Inc.	13,000	$1,320,280
Solaria Energia y Medio Ambiente SA(1)	10,753	167,008
		$1,487,288
Food & Staples Retailing — 1.3%
Shoppers Drug Mart Corp.	17,339	$804,236
Susser Holdings Corp.(1)(2)	42,509	689,071
		$1,493,307
Food Products — 2.8%
Pilgrim's Pride Corp.(2)	84,000	$3,206,280
		$3,206,280
Health Care Equipment & Supplies — 0.4%
American Medical Systems Holdings, Inc.(1)(2)	23,000	$414,920
		$414,920
Health Care Providers & Services — 1.1%
DaVita, Inc.(1)(2)	8,000	$431,040
Henry Schein, Inc.(1)	14,900	796,107
		$1,227,147
Hotels, Restaurants & Leisure — 1.5%
Cheesecake Factory, Inc.(1)(2)	30,000	$735,600
Scientific Games Corp., Class A(1)(2)	27,600	964,620
		$1,700,220

See notes to financial statements

Capital Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Industrial Conglomerates — 0.6%
McDermott International, Inc.(1)	8,000	$664,960
		$664,960
Insurance — 0.4%
American International Group, Inc.	7,400	$518,222
		$518,222
Internet & Catalog Retail — 0.7%
Priceline.com, Inc.(1)(2)	11,000	$756,140
		$756,140
Internet Software & Services — 5.7%
Ariba, Inc.(1)	132,220	$1,310,300
comScore, Inc.(1)	5,000	115,750
DealerTrack Holdings, Inc.(1)	17,200	633,648
Equinix, Inc.(1)(2)	6,820	623,825
Google, Inc., Class A(1)	5,649	2,956,574
Skillsoft PLC ADR(1)	89,000	826,810
Switch and Data Facilities Co.(1)	2,414	46,325
		$6,513,232
IT Services — 2.4%
MasterCard, Inc., Class A(2)	7,500	$1,244,025
MoneyGram International, Inc.(2)	53,600	1,498,120
		$2,742,145
Machinery — 1.3%
Oshkosh Truck Corp.	5,300	$333,476
Titan International, Inc.(2)	38,000	1,201,180
		$1,534,656
Media — 1.1%
Comcast Corp., Class A(1)	30,000	$843,600
Live Nation, Inc.(1)	19,000	425,220
		$1,268,820
Metals & Mining — 5.6%
Aber Diamond Corp.(2)	13,060	$500,329
Gammon Gold, Inc.(1)	161,000	2,031,820
Thompson Creek Metals Co., Inc.(1)	250,000	3,748,531
Western Copper Corp.(1)	85,000	131,845
		$6,412,525

Security	Shares	Value
Multiline Retail — 1.7%
Bon-Ton Stores, Inc.	11,500	$460,690
Saks, Inc.	72,000	1,537,200
		$1,997,890
Oil, Gas & Consumable Fuels — 9.3%
CNX Gas Corp.(1)(2)	24,000	$734,400
ConocoPhillips	24,500	1,923,250
Hess Corp.	58,200	3,431,472
Quicksilver Resources, Inc.(1)(2)	42,000	1,872,360
Rosetta Resources, Inc.(1)	25,000	538,500
SXR Uranium One, Inc.(1)	164,060	2,092,874
		$10,592,856
Personal Products — 1.7%
Herbalife, Ltd.	19,408	$769,527
Playtex Products, Inc.(1)	80,000	1,184,800
		$1,954,327
Pharmaceuticals — 5.7%
Abbott Laboratories	17,600	$942,480
Adams Respiratory Therapeutics, Inc.(1)(2)	8,500	334,815
Elan Corp. PLC ADR(1)(2)	115,000	2,521,950
Ipsen SA	7,300	373,760
Shire PLC ADR(2)	31,700	2,349,921
		$6,522,926
Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.(2)	23,864	$344,119
		$344,119
Semiconductors & Semiconductor Equipment — 0.9%
Atheros Communications, Inc.(1)(2)	32,400	$999,216
Cavium Networks, Inc.(1)	1,080	24,430
		$1,023,646

See notes to financial statements

Capital Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software — 2.7%
Borland Software Corp.(1)(2)	48,000	$285,120
Glu Mobile, Inc.(1)	2,857	39,712
i2 Technologies, Inc.(1)(2)	73,503	1,370,096
Transaction Systems Architects, Inc.(1)	16,000	538,560
Veraz Networks, Inc.(1)	129,839	846,550
		$3,080,038
Specialty Retail — 0.5%
GameStop Corp., Class A(1)	15,500	$606,050
		$606,050
Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc.(1)(2)	2,448	$63,305
		$63,305
Thrifts & Mortgage Finance — 0.7%
IndyMac Bancorp, Inc.(2)	29,000	$845,930
		$845,930
Tobacco — 3.1%
Lowes Corp. - Carolina Group	45,497	$3,515,553
		$3,515,553
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	3,600	$198,000
		$198,000
Wireless Telecommunication Services — 4.3%
NII Holdings, Inc., Class B(1)(2)	31,975	$2,581,662
Rogers Communications, Inc., Class B(2)	55,200	2,345,448
		$4,927,110
Total Common Stocks (identified cost $73,473,763)		$101,739,509

Short-Term Investments — 37.5%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.32%(3)(4)	30,737	$30,736,984
Investment in Cash Management Portfolio, 4.82%(3)	$12,051	12,051,077
Total Short-Term Investments (at identified cost, $42,788,061)		$42,788,061
Total Investments — 126.6% (identified cost $116,261,824)		$144,527,570
Other Assets, Less Liabilities — (26.6)%		$(30,361,578)
Net Assets — 100.0%		$114,165,992

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at June 30, 2007.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

(4)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Capital Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value including securities on loan of $29,249,296 (identified cost, $73,473,763)	$101,739,509
Affiliated investments, at value (identified cost, $42,788,061)	42,788,061
Receivable for investments sold	2,150,705
Dividends and interest receivable	33,152
Interest receivable from affiliated investment	43,064
Receivable for securities lending income	22,554
Total assets	$146,777,045
Liabilities
Collateral for securities loaned	$30,736,984
Payable for investments purchased	1,762,164
Payable to affiliate for investment advisory fee	54,645
Payable to affiliate for Trustees' fees	2,404
Accrued expenses	54,856
Total liabilities	$32,611,053
Net Assets applicable to investors' interest in Portfolio	$114,165,992
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$85,900,162
Net unrealized appreciation (computed on the basis of identified cost)	28,265,830
Total	$114,165,992

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $4,542)	$647,485
Interest	5,457
Securities lending income, net	66,491
Interest income allocated from affiliated investment	281,647
Expenses allocated from affiliated investment	(26,768)
Total investment income	$974,312
Expenses
Investment adviser fee	$308,997
Trustees' fees and expenses	4,570
Custodian fee	44,345
Legal and accounting services	21,811
Miscellaneous	2,614
Total expenses	$382,337
Net investment income	$591,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$14,137,972
Foreign currency transactions	(3,264)
Net realized gain	$14,134,708
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,919,670
Foreign currency	100
Net change in unrealized appreciation (depreciation)	$2,919,770
Net realized and unrealized gain	$17,054,478
Net increase in net assets from operations	$17,646,453

See notes to financial statements

Capital Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$591,975	$846,456
Net realized gain from investment and foreign currency transactions	14,134,708	10,837,902
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,919,770	8,560,631
Net increase in net assets from operations	$17,646,453	$20,244,989
Capital transactions — Contributions	$11,096,786	$9,533,505
Withdrawals	(19,858,269)	(37,573,945)
Net decrease in net assets from capital transactions	$(8,761,483)	$(28,040,440)
Net increase (decrease) in net assets	$8,884,970	$(7,795,451)
Net Assets
At beginning of period	$105,281,022	$113,076,473
At end of period	$114,165,992	$105,281,022

See notes to financial statements

Capital Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.77	%(3)	0.76	%(1)	0.75	%(1)	0.77	%(1)	0.73%	0.74%
Net investment income (loss)	1.11	%(3)	0.80%		0.24%		(0.08)%		(0.45)%	(0.43)%
Portfolio Turnover	72%		158%		222%		213%		240%	231%
Total Return	18.69	%(4)	19.52%		3.32%		14.79	%(2)	31.99%	(25.17)%
Net assets, end of period (000's omitted)	$114,166		$105,281		$113,076		$102,319		$88,195	$121,332

(1)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006 and 2004 and equal to 0.01% of the average daily net assets for the year ended December 31, 2005).

(2)  The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements

Capital Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2007, the Eaton Vance Balanced Fund held an 83.3% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate,

Capital Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $334,855 of which $25,858 was allocated from Cash Management and $308,997 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.582% of the Portfolio's average daily net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Capital Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $632,767 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $29,249,296 and $30,736,984, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $71,789,093 and $88,043,283, respectively, for the six months ended June 30, 2007.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$116,454,473
Gross unrealized appreciation	$29,128,777
Gross unrealized depreciation	(1,055,680)
Net unrealized appreciation	$28,073,097

The net unrealized appreciation on foreign currency was $84 at June 30, 2007.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Capital Growth Portfolio

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP, resigned in the ordinary course as the Portfolio's independent registered public accountants.

The reports of PricewaterhouseCoopers LLP on the Portfolio's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Portfolio's two most recent fiscal years and through August 6, 2007 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Portfolio's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Portfolio approved Deloitte & Touche LLP as the Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2007. To the best of the Portfolio's knowledge, for the fiscal years ended December 31, 2006 and December 31, 2005, and through August 6, 2007, the Portfolio did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 10, 2007

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 10, 2007